Schedule of assets and liabilities over the cost paid in the step acquisitions (Details) - Sale Of Retained Investiment In Light [Member] - Light [Member] R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Cemig’s shares	R$ 68,621,263
Sale price of the shares – January 21, 2021	20
Total value	1,372
Estimated cost to sell (0.42%)	(5) [1]
Fair value, less cost to sell on 01/22/2021	1,367
Non-current asset held for sale carrying amount in 12/31/2020	(1,258)
Gains	109
IRPJ and CSLL	(37)
Gain after taxes	R$ 72

[1]	The estimated cost to sell includes financing, accounting and legal advices services.